Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 49,450	£ 19,495
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	49,450	19,495
Borrowings net, derivative instruments adjustment	49,063	19,229
Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(387)	(266)
Within 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	5,423	3,007
Within 1 Year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	12,516	3,753
Borrowings net, derivative instruments adjustment	16,798	7,878
Within 1 Year | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2,995	2,241
Within 1 Year | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,287	1,884
Between 1-2 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,344	1,391
Between 1-2 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,325	624
Borrowings net, derivative instruments adjustment	2,308	422
Between 1-2 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(202)
Between 1-2 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(17)
Between 2-3 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	7,011	1,756
Between 2-3 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,321	1,756
Borrowings net, derivative instruments adjustment	3,767	1,506
Between 2-3 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(554)	(250)
Between 3-4 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,913	1,577
Between 3-4 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	1,941	1,576
Borrowings net, derivative instruments adjustment	633	440
Between 3-4 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(533)	(1,119)
Between 3-4 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(775)	(17)
Between 4-5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	6,857	1,925
Between 4-5 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,332	1,925
Borrowings net, derivative instruments adjustment	4,110	1,170
Between 4-5 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(222)	(755)
Beyond Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	24,902	9,839
Beyond Five Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	24,015	9,861
Borrowings net, derivative instruments adjustment	21,447	7,813
Beyond Five Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,686)	85
Beyond Five Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (882)	£ (2,133)